Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
International Capital
Appreciation Portfolio
April 30, 2006
Prospectus


Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 10 and 11.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.

VIPCAP-06-02 October 15, 2006
1.821021.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
International Capital Appreciation Portfolio
April 30, 2006
Prospectus



Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 11 and 12.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.

VIPCAR-06-02 October 15, 2006
1.820983.103

Supplement to the
Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio and Overseas Portfolio
Initial Class R
April 30, 2006
Prospectus

Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 11 and 12.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.



VCAR-VOR-06-02 October 15, 2006
1.833266.101

Supplement to the
Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio and Overseas Portfolio
Investor Class R
April 30, 2006
Prospectus

Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 11 and 12.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.

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

VIPINVR-06-02 October 15, 2006
1.826041.102

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

A special meeting of shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information supplements similar information found in the "Investment Details" section beginning on page 13.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for VIP Financial Services Portfolio, which is a diversified fund).

The following information replaces similar information found in the "Investment Details" section beginning on page 15.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 16.

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

The following information replaces similar information under the heading "Shareholder Notice" in the "Investment Details" section on page 16.

The following policies are subject to change only upon 60 days' prior notice to shareholders.

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIPINVF-06-08 October 15, 2006
1.824639.108

Effective October 1, 2006, the following funds began comparing their performance to the indices shown below:

VIP Consumer Discretionary Portfolio	MSCI US Investable Market Consumer Discretionary Index
VIP Energy Portfolio	MSCI US Investable Market Energy Index
VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Industrials Portfolio	MSCI US Investable Market Industrials Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index
VIP Utilities Portfolio	MSCI US Investable Market Utilities Index

The following information replaces the biographical information for VIP Consumer Discretionary Portfolio found in the "Fund Management" section on page 20.

Martin Zinny is manager of VIP Consumer Discretionary Portfolio, which he has co-managed since July 2006. He became lead manager of the fund in October 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999. Mr. Zinny manages other Fidelity Funds.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 20.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the biographical information for VIP Utilities Portfolio found in the "Fund Management" section on page 20.

Douglas Simmons is manager of VIP Utilities Portfolio, which he has managed since October 2006. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

A special meeting of shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information supplements similar information found in the "Investment Details" section beginning on page 12.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for VIP Financial Services Portfolio, which is a diversified fund).

The following information replaces similar information found in the "Investment Details" section on page 14.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 15.

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

The following information replaces similar information under the heading "Shareholder Notice" in the "Investment Details" section on page 15.

The following policies are subject to change only upon 60 days' prior notice to shareholders.

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIPFCI-06-08 October 15, 2006
1.765122.129

Effective October 1, 2006, the following funds began comparing their performance to the indices shown below:

VIP Consumer Discretionary Portfolio	MSCI US Investable Market Consumer Discretionary Index
VIP Energy Portfolio	MSCI US Investable Market Energy Index
VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Industrials Portfolio	MSCI US Investable Market Industrials Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index
VIP Utilities Portfolio	MSCI US Investable Market Utilities Index

The following information replaces the biographical information for VIP Consumer Discretionary Portfolio found in the "Fund Management" section on page 19.

Martin Zinny is manager of VIP Consumer Discretionary Portfolio, which he has co-managed since July 2006. He became lead manager of the fund in October 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999. Mr. Zinny manages other Fidelity Funds.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 19.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 19.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the biographical information for VIP Utilities Portfolio found in the "Fund Management" section on page 19.

Douglas Simmons is manager of VIP Utilities Portfolio, which he has managed since October 2006. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.